Financial Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Roll- forward of fair value measurements using significant unobservable inputs (Level 3) for the warrants
Beginning Balance	$ 983
Issuance of warrants March 2012	4,130
Settlements
(Gain) included in other income (expense), net, for the period	(2,404)	(812)
Ending Balance	$ 2,709	$ 983